UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6239

Tax-Free Fund for Utah
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 6/30/11

Date of reporting period: 6/30/11

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report
June 30, 2011

TAX-FREE FUND FOR UTAH A tax-free income investment

Serving Utah Investors For Almost Two Decades Tax-Free Fund For Utah “Experience, Procedures and Review”

August, 2011

Dear Fellow Shareholder:

       The Management of Tax-Free Fund For Utah has been privileged to serve you and our other shareholders since the Fund’s inception in 1992 – close to 20 years ago.

       One of the benefits of being in existence so long is that we have experienced a number of up and down economic cycles and endured a variety of changes and challenges. In short, we have generally “seen it all before.” Back in 1993, we produced a “Thought for the Month” entitled “The Sky is Falling!” It was intended to calm any fears that our then shareholders might have had as a result of newspaper and magazine articles which were predicting that the municipal bond market was about to crumble.

       Here we are 18 years later and similar articles have been appearing once again in both the financial and local press. While the facts and circumstances may be somewhat different, we believe that what we said back in 1993 still holds true for us today.

       Certainly there is a degree of risk with virtually everything in life. However, we do not believe that “the sky is falling.” Furthermore, all of us associated with Tax-Free Fund For Utah take very deliberate steps each and every day in pursuit of your Fund’s objective of seeking to provide you with as high a level of double tax-free income as is consistent with preservation of capital.

       The following are among those deliberate steps we take each day in managing your Fund:

•
In line with Tax-Free Fund For Utah’s prospectus, we may only purchase investment grade securities – securities rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations - or if unrated, determined by your investment team to be of comparable quality. In addition to credit characteristics, we also look at an issue’s maturity and sector (in order to enhance diversification and meet other requirements identified by your portfolio management team).

•
We invest in an issue based on our initial research. Then we monitor the ongoing financial condition of the issuer. This may include speaking to financial officers affiliated with the issuer, reviewing economic changes impacting the issuer, and reviewing the issuer’s financial reports. The importance of knowing what we own is heightened during periods of market volatility.

NOT A PART OF THE ANNUAL REPORT

       The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate potential risks associated with an individual bond and the adequacy of the compensation provided for that risk. Simply put, we seek to evaluate whether, as a bond investor, the Fund is adequately compensated for the risk associated with lending to a particular issuer.

•	We use a nationally prominent independent pricing service to price each and every single one of your Fund’s portfolio holdings on a daily basis.

•	In an effort to test the accuracy of our pricing, we regularly compare and confirm prices of our portfolio securities with a second pricing service.

•	We continually seek to ensure that Tax-Free Fund For Utah’s net assets are invested in liquid securities.

•
And, your Fund’s portfolio holdings are published regularly. A detailed report is available quarterly, while your Fund’s five largest portfolio holdings are listed as of each month-end. This information may be found on our website at www.aquilafunds.com.

       We believe that following these various policies and procedures have served you and our other shareholders well over the past 19 years.

       And, you can rest assured that we regularly review and seek to enhance them as and when we believe appropriate.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE ANNUAL REPORT

Serving Utah Investors For Almost Two Decades Tax-Free Fund For Utah ANNUAL REPORT Management Discussion

Looking Beyond the Headlines

       Didn’t the negativity really pick up in late 2010? It seemed to us, during the past year, that there has been more media attention given to the municipal bond market than ever before. Most of the news has been somewhat negative with a focus on subjects such as declining tax revenues, pension obligation shortfall and deficit spending. Unfortunately, these headlines, which pertain to just some municipalities, had a negative effect on the whole municipal market. Demand for municipal bonds decreased and, in turn, caused prices to drop. The drop in price affected the net asset value (“NAV”) of all municipal bond funds earlier this year.

       We believe that while some municipalities may face tough fiscal problems in the future many others have enacted fiscal and budgetary measures to improve their investment outlook. And, we are not alone in this belief.

       In response to many of the negative news reports, Moody’s Investors Service, Inc. (“Moody’s”) issued a report in October 2010 entitled “Why U.S. States are a Better Credit Risk than almost all U.S. Corporates.” Some of the strengths of municipal bonds Moody’s cites are:

•	Unutilized capacity to increase revenues far exceeds that of corporations.

•	Cutting expenses and capital outlays does not reduce revenues the way it does for a corporate issuer of debt.

•	Less competitive pressure.

       Also of note is a May 2011 letter from the Federal Reserve Bank of Chicago which states that it believes the probability of local governments defaulting on their debt to be minimal. Municipalities in the Chicago district have not seen a dramatic drop off in property taxes. As you may know, property taxes make up over 70% of the revenue in most cities. The Federal Reserve Bank of Chicago’s letter also pointed out the results of a National League of Cities survey which noted that the expected average “ending balance” in 2010 would be 19.9% of general fund revenues. It is worthy to note that 19.9% is a higher percentage than that of any given year during the period of 1985 through 2000.

       Here in Utah, it is also important to look beyond the headlines. For example, while a couple of cities in South Davis County recently reported that property taxes will rise up to 75%, it is significant to note that this will be the first property tax increase in one of the cities since 1972 and the first increase in 18 years in the other city. Historically, the first option these cities generally took in balancing their budgets was to cut costs, rather than to raise taxes. Most cities in Utah cut

MANAGEMENT DISCUSSION (continued)

costs by postponing capital projects, deferring road maintenance, and/or adjusting staffing levels. In some cases, reserves were drawn down. Most large cities in Utah were able to balance their 2011 budgets without the deep cuts of the past two years. These cities remain optimistic that revenues will continue to grow, but it may take time before those revenues reach pre-2008 levels.

     As the Manager of Tax-Free Fund For Utah (the “Fund”), we realize the importance of monitoring the credit of the municipalities in which we invest, especially during the past few years. In fact, we have a credit analyst specifically dedicated to monitoring all of the 334 different bonds that make up your Fund’s portfolio. We furthermore seek to minimize risk to our portfolio and ultimately to shareholders in the case of a municipality having financial problems by diversifying our investments, in both the total number of issues as well as the type of issues in which we invest. We are proud to report that from 2010 to 2011, the credit quality of Tax-Free Fund For Utah has increased. Although “AAA” credits dropped 7%, the portfolio saw an increase of 12% for “AA” rated bonds and a decrease of 6% on non-rated bonds.

Performance data represents past performance, but does not guarantee future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the data presented.

NOT FDIC INSURED – NO BANK GUARANTEE – MAY LOSE VALUE

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class Y shares of Tax-Free Fund For Utah for the 10-year period ended June 30, 2011 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. In prior “Performance Reports”, Class A shares performance was graphed. The chart below now shows Class Y shares which is consistent with the bar chart disclosure in the Fund’s prospectus. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state specific bond market performance for the limited number of states in which Tax-Free Fund for Utah may invest.

	Average Annual Total Return
	for periods ended June 30, 2011
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A (commenced operations on 7/24/92)
With Maximum Sales Charge	(0.30)%	3.43%	4.24%	4.92%
Without Sales Charge	3.87	4.27	4.66	5.14

Class C (commenced operations on 5/21/96)
With CDSC	2.12	3.44	3.82	3.95
Without CDSC	3.15	3.44	3.82	3.95

Class Y (commenced operations on 5/21/96)
No Sales Charge	4.08	4.48	4.85	5.09

Barclays Capital Index	4.00	5.45	4.78	5.33	(Class A)
				5.13	(Class C & Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of
Tax-Free Fund For Utah:
     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Fund For Utah as of June 30, 2011 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund For Utah as of June 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 26, 2011

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (13.3%)	(unaudited)	Value
	City, County and State (5.7%)
	Anderson, Indiana San District
$505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-/NR	$516,292
	Cedar City, Utah Special Improvement District
	Assessment
215,000	5.200%, 09/01/11	NR/NR/NR*	214,665
	Clark County, Nevada, Refunding
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA+/AA	2,039,140
	Clark County, Nevada, Refunding, Series B
1,000,000	5.000%, 07/01/23	Aa1/AA+/NR	1,063,210
	Coral Canyon, Utah Special Service District
140,000	4.850%, 07/15/17	NR/NR/NR*	133,932
580,000	5.700%, 07/15/18	NR/NR/NR*	562,072
	Harris County, Texas Utility District #268
905,000	4.375%, 09/01/27 Radian Insured	NR/NR/NR*	805,151
	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA/NR	1,060,580
	King County, Washington Unlimited Tax
1,000,000	4.500%, 12/01/25 AGMC Insured	Aa1/AA+/NR	1,039,420
	Laredo, Texas
500,000	4.500%, 02/15/24 NPFG Insured	Aa2/AA-/AA	514,060
	Las Vegas Valley, Nevada Water District Refunding
	& Water Improvement
1,500,000	5.000%, 06/01/27 Series A NPFG-FGIC Insured	Aa2/AA+/NR	1,525,950
	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa1/AA+/NR	1,765,127
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AA+/NR	1,482,057
695,000	4.375%, 08/15/25 NPFG Insured	Aa1/AA+/NR	716,406
	Montgomery County, Texas
2,975,000	5.250%, 03/01/32	Aa2/AA/NR	3,139,607
	Puerto Rico Commonwealth Refunding, Public
	Improvement Series C
500,000	5.375%, 07/01/28 AGMC Insured	A3/AA+/BBB+	503,360
	San Antonio, Texas
125,000	4.750%, 02/01/24 AGMC Insured	Aaa/AAA/AAA	128,501

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	City, County and State (continued)
	San Patricio County, Texas
$450,000	4.600%, 04/01/25 AMBAC Insured	Aa3/NR/NR	$458,599
	Texas State
165,000	4.500%, 08/01/22	Aaa/AA+/AAA	178,637
	Washoe County, Nevada Refunding Reno/Sparks
	Convention
2,000,000	5.000%, 07/01/23 NPFG-FGIC Insured	Aa1/AA/NR	2,001,840
	Total City, County and State		19,848,606

	Local Public Property (3.1%)
	Clark County, Nevada, Refunding, Series A
2,280,000	5.000%, 12/01/29	Aa1/AA+/NR	2,315,842
	Utah State, Series A
2,500,000	5.000%, 07/01/26	Aaa/AAA/AAA	2,818,225
	Washoe County, Nevada Refunding Reno/Sparks
	Convention
2,000,000	5.250%, 07/01/29 NPFG-FGIC Insured	Aa1/AA/NR	2,001,060
	Williamson County, Texas Refunding
3,705,000	5.000%, 02/15/23 NPFG Insured	Aa1/AAA/AAA	3,926,781
	Total Local Public Property		11,061,908

	School District (3.0%)
	Alamo, Texas Community College District, Series A
1,000,000	5.000%, 08/15/37	Aaa/AA+/NR	1,000,130
	Clark County, Nevada School District Series A
500,000	5.000%, 06/15/28	Aa2/AA/AA-	509,670
	Freemont County, Wyoming School District #14
355,000	4.500%, 06/15/26	NR/A+/BBB	366,253
	Harrisburg, South Dakota Independent School District
	No. 41-2
1,370,000	4.500%, 01/15/24 AGMC Insured	Aa3/NR/NR	1,376,329
	Lindale, Texas Independent School District
500,000	4.250%, 02/15/22 PSF Guaranteed	NR/AAA/NR	516,020
	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG FGIC Insured	A1/NR/NR	490,276

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	School District (continued)
	Port Arthur, Texas Independent School District School
	Building
$2,000,000	5.250%, 02/15/30 NPFG-FGIC Insured	Aa3/NR/AA-	$2,053,760
	Prosper, Texas Independent School District
195,000	4.125%, 08/15/21 PSF Guaranteed	NR/AAA/AAA	203,262
	Spring, Texas Independent School District
300,000	4.750%, 08/15/23 PSF Guaranteed	Aaa/AAA/NR	309,150
	Uintah County, Utah School District
455,000	4.250%, 02/01/24	Aaa/NR/NR	472,645
	Wasatch County, Utah School District
880,000	5.000%, 06/01/25 State of Utah Guaranty	Aaa/NR/NR	922,786
	Washoe County, Nevada School District
200,000	4.625%, 06/01/23 NPFG FGIC Insured	Aa2/AA/AA-	203,732
	Washoe County, Nevada School District Refunding
	& School Improvement, Series A
2,000,000	5.000%, 06/01/30	Aa2/NR/NR	2,024,840
	Total School District		10,448,853

	Utilities (1.5%)
	Central Utah Water Conservancy District Refunding,
	Series B
765,000	5.000%, 04/01/28	NR/AA+/AAA	838,432
	San Angelo, Texas Certificates of Participation
	Obligation, Series A
2,765,000	5.000%, 02/15/30	Aa2/AA/AA+	2,884,697
	Washington State Various Purpose, Series A
1,405,000	5.000%, 07/01/30	Aa1/AA+/AA+	1,473,030
	Total Utilities		5,196,159
	Total General Obligation Bonds		46,555,526

	Revenue Bonds (83.9%)

	Airport (3.3%)
	Alaska State International Airport Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	Aa3/NR/A+	35,002

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Airport (continued)
	Broward County, Florida Airport System Revenue
	Refunding
$1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	$1,035,220
	Clark County, Nevada Passenger Facility Charge
255,000	4.750%, 07/01/22 NPFG Insured AMT	Aa3/A+/A	255,048
	Clark County, Nevada Passenger Facilities Charge
	Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,492,710
	Hillsborough County, Florida Aviation Authority
2,185,000	5.250%, 10/01/23 NPFG Insured AMT	Aa3/A+/AA-	2,219,326
	Indianapolis, Indiana Airport Authority Revenue
	Refunding, Series A
1,000,000	5.000%, 01/01/37	A1/A/A	976,060
	Miami-Dade County, Florida Aviation Revenue Miami
	International Airport, Series A-1
1,675,000	5.000%, 10/01/22	A2/A-/A	1,771,346
600,000	5.000%, 10/01/24 NPFG FGIC Insured AMT	A2/A-/A	599,952
	Orlando Florida Airport
1,950,000	5.500%, 10/01/23 AMT	Aa3/A+/AA-	2,055,378
	Reno-Tahoe, Nevada Airport Authority Revenue
	Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/NR/A	1,000,710
	Total Airport		11,440,752

	Education (11.9%)
	Central Washington State University System Revenue
1,170,000	4.375%, 05/01/26 AGMC Insured	Aa3/NR/NR	1,188,217
	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA/AAA	214,591
	Franklin, Indiana Community Multi-School Building
	Corp. First Mortgage
750,000	5.000%, 01/15/29 AGMC Insured	Aa3/AA+/NR	744,802
	Hammond, Indiana School Building Corp. First
	Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured	Baa1/AA+/NR	1,035,263

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Education (continued)
	Hillsborough County, Florida School Board COP
$510,000	4.250%, 07/01/26 NPFG Insured	Aa2/AA-/AA	$503,870
	Laredo, Texas Independent School District Public
	Facility Corp.
190,000	5.000%, 08/01/24 AMBAC Insured	NR/A/A+	190,070
	La Vernia, Texas Higher Education Finance Corp.
3,504,900	6.500%, 03/15/38	NR/NR/NR*	3,020,348
	Nevada System Higher Education COP
1,000,000	5.000%, 07/01/25 AMBAC Insured	NR/AA-/AA	1,040,690
	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	831,534
870,000	4.750%, 10/01/21	NR/BBB/NR	867,146
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,302,438
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,206,687
600,000	5.000%, 10/01/27	NR/BBB/NR	564,936
2,025,000	5.125%, 10/01/28	NR/BBB/NR	1,908,684
	Texas A&M University Revenue
1,700,000	5.000%, 07/01/34	Aaa/AAA/AAA	1,818,541
	Texas State University System Financing Revenue
580,000	4.375%, 03/15/23 AGMC Insured	Aa2/AA+/AA	599,233
2,000,000	5.250%, 03/15/25	Aa2/AA-/AA	2,171,060
	Tyler, Texas Independent School District
325,000	5.000%, 02/15/26 AGMC Insured	Aa3/AA+/AA+	336,911
	University of Nevada (University Revenues)
115,000	4.500%, 07/01/24 ETM NPFG Insured	Aa2/BBB/NR	121,646
75,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA-/NR	76,532
	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa2/AA-/NR	3,148,793
	Utah County, Utah School Facility
1,225,000	6.500%, 12/01/25	NR/NR/NR*	1,057,861
	Utah State Board of Regents Auxiliary & Campus
	Facility
1,000,000	4.125%, 04/01/20 NPFG Insured	Aa2/AA/NR	1,030,510

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Education (continued)
	Utah State Board of Regents Lease Revenue
$410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	$433,801
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	447,925
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	473,679
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	125,470
	Utah State Board of Regents Office Facility Revenue
450,000	5.050%, 02/01/20 NPFG Insured	Baa1/AA/NR	455,517
360,000	5.125%, 02/01/22 NPFG Insured	Baa1/AA/NR	363,992
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa2/AA-/NR	1,106,916
	Warsaw, Indiana Multi-School Building Corp., First
	Mortgage, Series B
1,800,000	5.450%, 01/15/28	NR/AA+/NR	1,928,286
	Washington State Higher Education Facilities Authority
	Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	980,676
	Washington State Higher Education Facilities Authority
	Revenue, Seattle University Project
1,600,000	5.250%, 11/01/27 AMBAC Insured	NR/A/NR	1,657,248
	Washington State University Revenue
735,000	4.600%, 10/01/29 AGMC Insured	Aa2/AA+/NR	749,891
	Wayne Township, Indiana Marion City School
	Building Corp.
1,120,000	5.000%, 07/15/26 NPFG FGIC Insured	NR/AA+/NR	1,170,658
	Weber State University, Utah Student Facilities System
1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AA+/NR	1,830,402
1,100,000	5.125%, 04/01/32 NPFG Insured	Baa1/AA/NR	1,111,792
	Zionsville, Indiana Community Schools Building Corp.
	First Mortgage, Series Z
2,645,000	5.000%, 07/15/22 AGMC Insured	Aa3/AA+/NR	2,809,069
	Total Education		41,625,685

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Education - Charter Schools (9.4%)
	Utah County, Utah Charter School Revenue Lakeview
	Academy
$280,000	5.350%, 07/15/17 Series A	NR/NR/NR*	$261,506
	Utah County, Utah Charter School Revenue Lincoln
	Academy
800,000	5.450%, 06/15/17 Series A	NR/NR/NR*	751,608
	Utah County, Utah Charter School Revenue
	Renaissance Academy
300,000	5.350%, 07/15/17 Series A	NR/NR/NR*	285,312
	Utah State Charter School Finance Authority Entheos
	Academy
5,825,000	6.750%, 08/15/38	NR/NR/NR*	5,034,140
	Utah State Charter School Finance Authority Fast
	Forward Academy
3,008,800	6.500%, 11/15/37 144A	NR/NR/NR*	2,445,944
	Utah State Charter School Finance Authority George
	Washington Academy
1,000,000	6.750%, 07/15/28	NR/BB+/NR*	893,320
	Utah State Charter School Finance Authority Legacy
	Preparatory Academy
5,615,000	6.750%, 06/15/38	NR/NR/NR*	5,632,519
7,715,000	7.250%, 06/15/39	NR/NR/NR*	7,719,243
	Utah State Charter School Finance Authority, Refunding
	& Improvement, Davinci Academy Series 2011A
1,000,000	7.050%, 09/15/26	NR/BBB-/NR	1,001,240
	Utah State Charter School Finance Authority Rockwell
	Charter School
900,000	6.750%, 08/15/28	NR/NR/NR*	730,134
	Utah State Charter School Finance Authority Ronald
	Wilson Reagan Academy
1,110,000	5.750%, 02/15/22 Series A	NR/NR/NR*	936,363
	Utah State Charter School Finance Authority Venture
	Academy
7,160,000	7.250%, 11/15/38	NR/NR/NR*	7,161,217
	Total Education - Charter Schools		32,852,546

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Healthcare (1.0%)
	Harris County, Texas Health Facility Development Corp.
$145,000	5.000%, 11/15/28 AMBAC Insured	NR/A-/NR	$131,064
	Indiana Finance Authority Hospital Revenue, Parkview
	Health System
1,650,000	5.875%, 05/01/29	A1/A+/NR	1,672,242
	Tarrant County, Texas Cultural Education Facilities
	Finance Corp. Hospital Refunding, Scott & White
	Healthcare Project
1,000,000	5.250%, 08/15/25	A1/A/AA-	1,021,730
	Washington State Health Care Facilities Authority
	Revenue, Cooperative of Puget Sound
500,000	5.375%, 12/01/17 AMBAC Insured	NR/BBB/A-	505,385
	Total Healthcare		3,330,421

	Hospital (2.0%)
	Campbell County, Wyoming Hospital District, Hospital
	Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,059,958
1,000,000	5.500%, 12/01/34	NR/A-/NR	958,080
	Harris County, Texas Health Facility Development Corp.
	Christus Health Series A-6
1,000,000	4.750%, 07/01/30 AGMC Insured	Aa3/AA+/NR	969,570
	King County, Washington Public Hospital District
	No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/AA-/NR	1,029,110
	Reno, Nevada Hospital Revenue, Washoe Medical
	Center
725,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA+/NR	731,278
680,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA+/NR	685,889
	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A+/A+	263,060
	Riverton, Utah Hospital Revenue, Intermountain
	Health Care Health Services, Inc.
825,000	5.000%, 08/15/36	Aa1/AA+/NR	820,281

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Hospital (continued)
	Washington State Health Care Facilities Authority
	Revenue, Refunding, Fred Hutchinson Cancer
$595,000	5.000%, 01/01/18	A2/A/NR	$644,587
	Total Hospital		7,161,813
	Housing (7.5%)
	Alaska Housing Finance Corp. Housing Revenue
615,000	5.250%, 12/01/28 AMT	Aa2/AA+/AA+	607,374
	Alaska Housing Finance Corp. Mortgage Revenue
	Refunding, Series B
2,000,000	4.500%, 12/01/35	Aaa/AAA/AAA	1,942,200
	Alaska State Local Housing Authority
495,000	5.125%, 06/01/27 Series A2 AMT	Aaa/AAA/AAA	486,788
	Florida Housing Finance Corp.
480,000	5.000%, 07/01/21 AMT	Aa1/AA+/AA+	485,179
410,000	6.000%, 07/01/28	Aa1/AA+/AA+	423,432
	Indianapolis, Indiana Multi-Family
410,000	4.850%, 01/01/21 AMT FNMA Insured	Aa2/NR/NR	412,128
	Miami-Dade County, Florida Housing Finance
	Authority
535,000	5.000%, 11/01/23 AGMC Insured AMT	Aa3/AA+/A-	537,868
	North Dakota Housing Authority Home Mortgage
	Revenue
415,000	5.400%, 07/01/23 AMT	Aa1/NR/NR	426,865
	Puerto Rico Housing Finance Authority
1,100,000	5.125%, 12/01/27	NR/AA-/A+	1,131,669
	South Dakota Housing Development Authority
75,000	6.000%, 05/01/28	Aa1/AAA/NR	76,361
	Texas State Housing Revenue
740,000	5.250%, 09/01/32 AMT	Aa1/AAA/NR	746,512
	Utah Housing Corporation Multi-Family Revenue
	Housing - Liberty Peak Apartments
3,000,000	4.250%, 07/01/28 FHLMC Insured	Aaa/AAA/NR	2,829,000

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Housing (continued)
	Utah Housing Corporation Single Family Mortgage
$425,000	5.500%, 07/01/18 AMT	Aa3/AA-/AA-	$432,943
25,000	5.250%, 07/01/23 AMT	Aa2/AA/AA	25,036
140,000	5.600%, 07/01/23 AMT	Aa2/AA/AA	140,435
925,000	5.125%, 07/01/24 AMT	Aa3/AA-/AA-	926,499
720,000	5.000%, 07/01/25 AMT	Aa3/AA-/AA-	715,025
380,000	5.100%, 01/01/26 AMT	Aa3/AA-/AA-	377,690
1,400,000	5.250%, 01/01/28 AMT	Aa3/AA-/AA-	1,401,092
605,000	5.200%, 01/01/28 AMT	Aa3/AA-/AA-	610,251
1,850,000	5.800%, 07/01/28 AMT	Aa3/AA-/AA-	1,889,109
660,000	5.700%, 07/01/28 AMT	Aa3/AA/AA-	670,850
465,000	5.500%, 07/01/28 AMT	Aa3/AA-/AA-	468,274
800,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	806,752
	Utah Housing Corporation Single Family Mortgage
1,285,000	5.250%, 07/01/28 Series A AMT	Aa3/AA-/AA-	1,297,901
1,000,000	4.000%, 07/01/28 Series B-1 Class I	Aaa/AAA/AAA	921,510
595,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	587,455
1,000,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	969,290
2,350,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	2,340,647
	Utah Housing Corporation Single Family Mortgage
970,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	977,770
	Utah State Housing Finance Agency
60,000	5.700%, 07/01/15 AMT	Aa3/AA-/AA-	60,301
30,000	5.400%, 07/01/16 AMT	Aa2/NR/NR	30,075
35,000	5.000%, 07/01/18 AMT	Aaa/AAA/NR	35,011
5,000	5.400%, 07/01/20 AMT	Aaa/NR/NR	5,014
100,000	5.650%, 07/01/27 AMT	Aa2/AA/AA	100,169
	Wyoming Community Development Authority
	Housing Revenue
500,000	4.375%, 12/01/30 Series 2	Aa1/AA+/NR	486,895
	Total Housing		26,381,370

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Industrial Development & Pollution Control (0.9%)
	Emery County, Utah Pollution Control Revenue
	Pacificorp Projects
$3,000,000	5.650%, 11/01/23 AMBAC Insured	A2/A/NR	$3,007,890

	Lease (5.5%)
	Clark County, Nevada Improvement District Revenue
675,000	5.125%, 12/01/19	NR/NR/NR*	586,244
	Clark County, Nevada Improvement District Special
	Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	400,120
	Marion County, Indiana Convention & Recreational
	Facilities Authority
815,000	5.000%, 06/01/27 NPFG Insured	Baa1/BBB/A	789,759
	Middle Village, Florida Community Development
	District Special Assessment Revenue
1,045,000	6.750%, 05/01/25	NR/NR/NR*	1,023,766
	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A-/NR	492,455
	Port Saint Lucie, Florida Special Assessment Revenue
	Southwest Annexation District 1-B
500,000	5.000%, 07/01/27 NPFG Insured	Baa1/BBB/NR	458,475
	Red River, Texas Higher Education TCU Project
1,000,000	4.375%, 03/15/25	Aa3/NR/AA-	1,012,860
	Salt Lake Valley, Utah Fire Service District Lease
	Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR/AA+	2,763,893
1,000,000	5.250%, 04/01/30	Aa2/NR/AA+	1,037,800
	South Dakota State Building Authority Revenue
500,000	4.500%, 06/01/24 NPFG FGIC Insured	NR/AA/NR	516,730
	Tooele County, Utah Municipal Building Authority
	School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,004,590

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Lease (continued)
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
$2,000,000	5.300%, 06/01/28	NR/A+/NR	$2,073,520
	Utah State Building Ownership Authority Lease Revenue
	Refunding State Facilities Master Lease Program
465,000	5.000%, 05/15/21	Aa1/AA+/NR	503,456
510,000	5.000%, 05/15/23	Aa1/AA+/NR	543,884
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,126,550
1,080,000	5.000%, 05/15/25	Aa1/AA+/NR	1,114,744
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,690,117
	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19	NR/A/A+	429,389
	West Valley City, Utah Municipal Building Authority
	Lease Revenue Refunding
1,890,000	4.375%, 08/01/26 Series A NPFG FGIC Insured	NR/A+/A+	1,906,632
	Total Lease		19,474,984

	Local Public Property (8.2%)
	Carmel, Indiana Redevelopment Authority Lease Rent
	Revenue
1,975,000	5.000%, 02/01/26	Aa1/AA+/NR	2,038,358
	Herriman, Utah Special Assessment Towne Center
	Assessment Area
1,045,000	4.875%, 11/01/23	NR/A/NR	1,041,583
1,150,000	5.000%, 11/01/25	NR/A/NR	1,129,162
1,675,000	5.000%, 11/01/29	NR/A/NR	1,606,945
	Orange County, Florida Sales Tax Revenue
1,000,000	5.000%, 01/01/27 Series B NPFG-FGIC Insured	Aa3/AA/AA+	1,021,970
	Orem, Utah Special Assessment
1,915,000	7.750%, 11/01/25	NR/NR/NR*	1,831,966
	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,619,030
	Sevier County, Utah Municipal Building Authority
	Lease Revenue Refunding
915,000	5.000%, 11/15/19 NPFG-FGIC Insured	NR/NR/NR*	926,511

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Local Public Property (continued)
	South Ogden City, Utah Sales Tax Revenue Refunding
$1,895,000	4.375%, 05/01/29 FGIC-NPFG Insured	Baa1/A+/NR	$1,854,693
	Tooele County, Utah Municipal Building Authority
	School District Lease Revenue
1,000,000	4.875%, 06/01/25	A1/A+/NR	1,016,060
	Twin Creeks, Utah Special Services District
11,657,737	10.000%, 07/15/30	NR/NR/NR*	11,611,689
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,012,970
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,126,955
	Utah Transit Authority Sales Tax Revenue, Series A
1,000,000	5.000%, 06/15/28	Aa2/AAA/AA	1,065,060
	Total Local Public Property		28,902,952

	State Agency (0.2%)
	Utah Infrastructure Agency Telecommunications &
	Franchise Tax, Series A
800,000	5.250%, 10/15/33 AGMC Insured	Aa3/AA+/NR	801,824

	Tax Revenue (9.2%)
	Aqua Isles, Florida Community Development District
	Revenue
925,000	7.000%, 05/01/38	NR/NR/NR*	713,120
	Bountiful City, Utah Sales Tax Refunding Bond
377,000	3.500%, 06/01/13	NR/AA/NR	392,826
832,000	4.000%, 06/01/17	NR/AA/NR	896,763
	Brigham, Utah Special Assessment Voluntary
	Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,180,892
1,195,000	5.500%, 08/01/29	A1/NR/NR	1,214,395
	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR/NR*	221,515
	Coral Canyon, Utah Special Service District
70,000	5.000%, 07/15/13	NR/NR/NR*	69,988
250,000	5.500%, 07/15/18	NR/NR/NR*	239,465

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Tax Revenue (continued)
	Florida State Department of Environmental Protection
	Revenue
$1,250,000	5.250%, 07/01/20 NPFG Insured	Aa3/AA-/A	$1,294,850
	Henderson, Nevada Local Improvement District
95,000	4.500%, 09/01/12	NR/NR/NR*	95,313
295,000	5.000%, 09/01/14	NR/NR/NR*	296,687
295,000	5.000%, 09/01/15	NR/NR/NR*	293,345
230,000	5.000%, 03/01/16	NR/NR/NR*	217,111
	Holladay, Utah Redevelopment Agency
2,582,500	4.900%, 12/30/20	NR/NR/NR*	2,249,228
	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR/NR*	179,639
196,000	5.100%, 11/15/15	NR/NR/NR*	185,075
206,000	5.200%, 11/15/16	NR/NR/NR*	191,910
216,000	5.300%, 11/15/17	NR/NR/NR*	198,120
228,000	5.400%, 11/15/18	NR/NR/NR*	207,275
240,000	5.500%, 11/15/19	NR/NR/NR*	215,100
253,000	5.600%, 11/15/20	NR/NR/NR*	224,019
268,000	5.700%, 11/15/21	NR/NR/NR*	233,827
283,000	5.800%, 11/15/22	NR/NR/NR*	244,475
299,000	6.000%, 11/15/23	NR/NR/NR*	259,547
	Jordanelle, Utah Special Service Improvement District
65,000	8.000%, 10/01/11	NR/NR/NR*	64,786
	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27	NR/NR/NR*	480,571
	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA+/NR	826,411
	Mesquite, Nevada New Special Improvement District
225,000	5.300%, 08/01/11	NR/NR/NR*	224,721
170,000	4.600%, 08/01/11	NR/NR/NR*	169,691
180,000	4.750%, 08/01/12	NR/NR/NR*	175,351
210,000	4.900%, 08/01/13	NR/NR/NR*	199,893
130,000	5.250%, 08/01/17	NR/NR/NR*	115,240
295,000	5.350%, 08/01/19	NR/NR/NR*	247,136

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Tax Revenue (continued)
	Mesquite, Nevada New Special Improvement District
	(continued)
$125,000	5.400%, 08/01/20	NR/NR/NR*	$102,971
465,000	5.500%, 08/01/25	NR/NR/NR*	354,874
	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured	NR/A+/AA-	205,647
	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	Aa3/AA+/NR	482,634
	Pembroke Harbor, Florida Community Development
	District Revenue
1,760,000	7.000%, 05/01/38	NR/NR/NR*	1,303,192
	Puerto Rico Sales Tax Financing Corp., Series A
2,000,000	5.250%, 08/01/30	A1/A+/A+	2,006,760
	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	785,040
	Salt Lake City, Utah Sales Tax
1,060,000	5.000%, 02/01/23	NR/AAA/NR	1,134,942
1,115,000	5.000%, 02/01/24	NR/AAA/NR	1,191,879
	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa1/A/AA-	547,097
	Springville, Utah Special Assessment Revenue
400,000	5.500%, 01/15/17	NR/NR/NR*	362,476
423,000	5.650%, 01/15/18	NR/NR/NR*	372,210
446,000	5.800%, 01/15/19	NR/NR/NR*	387,431
383,000	5.900%, 01/15/20	NR/NR/NR*	329,288
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	519,180
	Utah Transit Authority Sales Tax Revenue, Series A
2,000,000	5.000%, 06/15/36 AGMC Insured	Aa2/AAA/AA	2,054,200
	Vernal City, Utah Sales Tax Revenue
515,000	4.750%, 09/01/31 AGMC Insured	NR/AA+/NR	526,145
300,000	4.875%, 09/01/34 AGMC Insured	NR/AA+/NR	303,504

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Tax Revenue (continued)
	Wasatch County, Utah Building Authority
$130,000	5.000%, 10/01/15	A1/NR/NR	$137,050
135,000	5.000%, 10/01/16	A1/NR/NR	142,050
	Wasatch County, Utah Sales Tax
205,000	5.000%, 12/01/16 AMBAC Insured	NR/A+/NR	213,114
210,000	5.000%, 12/01/17 AMBAC Insured	NR/A+/NR	217,218
225,000	5.000%, 12/01/18 AMBAC Insured	NR/A+/NR	231,883
	Washington City, Utah Sales Tax
680,000	5.250%, 11/15/17 AMBAC Insured	NR/A/NR	722,548
	Weber County, Utah Sales Tax
385,000	5.000%, 07/01/23 AMBAC Insured	A1/NR/NR	395,537
	West Valley City, Utah Redevelopment Agency
1,625,000	5.000%, 03/01/21	NR/A-/NR	1,693,656
320,000	5.000%, 03/01/22	NR/A-/NR	331,971
350,000	5.000%, 03/01/23	NR/A-/NR	361,165
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,028,480
	Total Tax Revenue		32,462,427

	Transportation (3.8%)
	Central Puget Sound, Washington Regional
	Transportation Authority Sales Tax
1,050,000	4.750%, 02/01/28 FGIC-NPFG Insured	Aa1/AAA/NR	1,050,136
	Florida State Turnpike Authority Turnpike Revenue
500,000	4.500%, 07/01/22 NPFG Insured	Aa3/AA-/AA-	510,075
	Indiana Finance Authority Highway Revenue
1,950,000	4.500%, 12/01/25 NPFG FGIC Insured	Aa1/AA+/AA+	2,000,700
	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,157,960
	Utah Transit Authority Sales Tax Revenue Refunding,
	Series A
5,000,000	zero coupon, 06/15/23 NPFG Insured	Aa3/A/AA-	2,819,550
	Utah Transit Authority Sales Tax Revenue, Series A
2,000,000	5.000%, 06/15/27	Aa2/AAA/AA	2,140,140

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Transportation (continued)
	Utah Transit Authority Sales Tax & Transportation
	Revenue
$1,450,000	4.125%, 06/15/22 AGMC Insured	Aa2/AAA/AA	$1,502,664
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	218,540
	Washoe County, Nevada Highway Revenue
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,052,380
	Total Transportation		13,452,145

	Utilities (16.4%)
	Central Weber, Utah Sewer Improvement District
	Revenue Refunding, Series A
1,000,000	5.000%, 03/01/28 AGMC Insured	NR/AA+/AA	1,055,260
2,000,000	4.375%, 03/01/30 AGMC Insured	NR/AA+/AA	1,983,520
4,000,000	5.000%, 03/01/33 AGMC Insured	NR/AA+/AA	4,092,840
	Clark County, Washington Public Utility District
	No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A2/A/A+	1,042,100
	Cowlitz County, Washington Public Utility District
	Electric Revenue
750,000	4.500%, 09/01/26 NPFG Insured	A1/A-/A	749,145
	Eagle Mountain, Utah Gas & Electric
1,385,000	4.250%, 06/01/20 Radian Insured	NR/NR/NR*	1,292,122
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,421,136
1,515,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,478,867
	El Paso, Texas Solid Waste Disposal System Revenue
1,540,000	5.125%, 08/15/28 AGMC Insured	Aa3/AA+/NR	1,577,761
	Herriman City, Utah Water Revenue Refunding
1,210,000	4.500%, 01/01/33 AMBAC Insured	NR/A/NR	1,174,293
	Houston, Texas Utility System Revenue, Refunding
1,165,000	5.125%, 05/15/28 Series A NPFG Insured	Aa2/AA/AA-	1,212,800
	Intermountain Power Agency, Utah Power Supply
	Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B	A1/A+/AA-	1,043,440
1,000,000	5.000%, 07/01/21 Series A AGMC Insured	Aa3/AA+/AA-	1,048,140
250,000	5.250%, 07/01/23	A1/A+/AA-	259,053

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Utilities (continued)
	Jacksonville Electric Authority, Florida Electric
	System Revenue
$500,000	5.000%, 10/01/26	Aa3/A+/AA-	$511,530
	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	678,190
	Laredo, Texas Waterworks Sewer System Revenue
	Series 2010
1,450,000	5.000%, 03/01/24	A1/AA-/AA-	1,559,489
	Lower Colorado River Authority, Texas Revenue,
	Refunding
1,535,000	5.250%, 05/15/29	A1/A/A+	1,610,399
	Lower Colorado River Authority, Texas Transmission
	Contract Revenue, Refunding
1,065,000	5.000%, 05/15/33 AMBAC Insured	A2/A/A+	1,067,364
	Manti City, Utah Electric System Revenue
603,000	5.750%, 02/01/17	NR/NR/NR*	662,142
	Miami-Dade County, Florida Water and Sewer
	Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa2/AA+/AA-	1,596,900
	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,069,550
1,000,000	5.250%, 07/15/28	NR/AA/AA+	1,083,530
	Pleasant Grove City, Utah Storm Water Revenue
860,000	4.750%, 07/15/36 AGMC Insured	Aa3/AA+/AA-	855,003
	Port St. Lucie, Florida Utility System Revenue
2,500,000	5.250%, 09/01/23 NPFG Insured	Aa3/NR/NR	2,742,725
1,200,000	5.250%, 09/01/26 NPFG Insured	Aa3/NR/AA-	1,242,876
	Puerto Rico Electric Power Authority Revenue
	Series XX
1,000,000	4.750%, 07/01/26	A3/BBB+/BBB+	958,570
	Salt Lake & Sandy, Utah Metropolitan Water District,
	Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	681,369

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Utilities (continued)
	Santa Clara, Utah Electric Revenue
$1,005,000	4.250%, 08/01/26 CIFG Insured	Ba1/NR/NR	$891,556
	South Valley, Utah Water Reclamation Facility Sewer
	Revenue
2,110,000	5.000%, 08/15/24 AMBAC Insured	NR/A/NR	2,168,996
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A/NR	427,486
	South Weber City, Utah Water Revenue
730,000	5.000%, 06/01/35 AGMC Insured	NR/AA+/NR	736,227
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA+/NR	934,603
	Southern Utah Valley Power System
210,000	5.250%, 09/15/13 NPFG Insured	Baa1/BBB/NR	219,849
225,000	5.250%, 09/15/14 NPFG Insured	Baa1/BBB/NR	234,788
235,000	5.250%, 09/15/15 NPFG Insured	Baa1/BBB/NR	244,085
185,000	5.125%, 09/15/21 NPFG Insured	Baa1/BBB/NR	189,253
	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	Aa3/NR/NR	3,789,075
	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA/AA-	1,040,720
	Tallahassee, Florida Consolidated Utility System
	Revenue
1,870,000	5.000%, 10/01/32	Aa1/AA+/AA+	1,928,437
	Tallahassee, Florida Energy System Revenue
	Refunding
1,500,000	5.000%, 10/01/28	Aa3/AA/AA-	1,539,180
	Utah Assessed Municipal Power System
1,000,000	5.000%, 04/01/21 AGMC Insured	Aa3/AA+/NR	1,020,760
	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,449,210
	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,024,213
1,000,000	5.000%, 09/01/24 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,008,630

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Utilities (continued)
	White City, Utah Water Improvement District
	Revenue
$500,000	5.000%, 02/01/23 AGMC Insured	Aa3/NR/NR	$523,455
700,000	5.000%, 02/01/25 AGMC Insured	Aa3/NR/NR	724,017
840,000	5.000%, 02/01/27 AGMC Insured	Aa3/NR/NR	860,874
	Wyoming Municipal Power Agency Power Supply
	System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	759,283
	Total Utilities		57,464,811

	Water and Sewer (4.6%)
	Eagle Mountain, Utah Water and Sewer
690,000	4.750%, 11/15/25 NPFG Insured	Baa1/A+/AA-	702,082
	Mesquite, Texas Waterworks & Sewer
225,000	4.500%, 03/01/24 AGMC Insured	Aa2/AA+/NR	229,214
	Murray City, Utah Sewer and Water
440,000	5.000%, 10/01/19 AMBAC Insured	Aa3/NR/NR	456,650
	Ogden City, Utah Sewer & Water Revenue
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	728,047
	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa1/BBB+/NR	462,213
760,000	4.625%, 12/01/23 AGMC Insured	NR/AA+/NR	804,627
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA+/NR	1,062,900
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	Baa1/BBB+/NR	1,374,439
	Rapid City, South Dakota Water Revenue
500,000	5.000%, 11/01/29	Aa3/NR/NR	526,020
1,500,000	5.250%, 11/01/39	Aa3/NR/NR	1,547,820
	Santa Clara, Utah Storm Drain Revenue
877,000	5.100%, 09/15/26	NR/NR/NR*	721,850
	Smithfield, Utah Water Revenue
90,000	4.750%, 06/01/17	NR/NR/NR*	84,941
94,000	4.800%, 06/01/18	NR/NR/NR*	87,293
99,000	4.850%, 06/01/19	NR/NR/NR*	90,685
103,000	4.900%, 06/01/20	NR/NR/NR*	93,674

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Water and Sewer (continued)
	Smithfield, Utah Water Revenue (continued)
$108,000	5.000%, 06/01/21	NR/NR/NR*	$98,884
114,000	5.050%, 06/01/22	NR/NR/NR*	103,631
120,000	5.100%, 06/01/23	NR/NR/NR*	108,901
126,000	5.150%, 06/01/24	NR/NR/NR*	113,426
132,000	5.200%, 06/01/25	NR/NR/NR*	118,223
139,000	5.250%, 06/01/26	NR/NR/NR*	124,151
	Upper Trinity Regional Water District, Texas
205,000	4.500%, 08/01/20 AMBAC Insured	A3/A-/NR	207,987
	Utah Water Finance Agency Revenue
200,000	5.250%, 07/01/16 AMBAC Insured	NR/NR/NR*	204,576
310,000	5.000%, 10/01/17 AMBAC Insured	NR/NR/NR*	316,808
510,000	5.000%, 07/01/18 AMBAC Insured	A1/NR/NR	532,532
105,000	5.000%, 10/01/20 AMBAC Insured (pre-refunded)	NR/NR/NR*	111,097
830,000	4.500%, 10/01/22 AMBAC Insured	Aa3/NR/NR	857,614
740,000	5.125%, 07/01/23 AMBAC Insured	NR/NR/NR*	742,634
870,000	4.500%, 10/01/23 AMBAC Insured	Aa3/NR/NR	894,038
2,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	2,670,630
	Total Water and Sewer		16,177,587
	Total Revenue Bonds		294,537,207

	Total Investments (cost $344,124,506 - note 4)	97.2%	341,092,733
	Other assets less liabilities	2.8	10,075,065
	Net Assets	100.0%	$351,167,798

	*
Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “credit rating agency”) has been determined by the Investment Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

Percent of
Portfolio Distribution by Quality Rating (unaudited)	Investments1
Aaa of Moody’s or AAA of S&P and Fitch	9.0%
Aa of Moody’s or AA of S&P and Fitch	48.1
A of Moody’s or S&P and Fitch	17.0
Baa of Moody’s or BBB of S&P	4.1
Ba1 of Moody’s or BB+ of S&P	0.5
Not rated*	21.3
100.0%

1 Calculated using the highest rating of the three NRSROs.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF - Permanent School Fund

See accompanying notes to financial statements

TAX-FREE FUND FOR UTAH
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2011

ASSETS
Investments at value (cost $344,124,506)	$341,092,733
Cash	15,596,536
Interest receivable	5,690,910
Receivable for Fund shares sold	400,545
Receivable from settlement (note 3)	138,671
Other assets	19,898
Total assets	362,939,293
LIABILITIES
Payable for investment securities purchased	9,923,353
Payable for Fund shares redeemed	994,079
Deferred income	360,700
Dividends payable	168,813
Payable to Manager (note 3)	138,671
Management fees payable	130,369
Distribution and service fees payable	6,881
Accrued expenses	48,629
Total liabilities	11,771,495
NET ASSETS	$351,167,798
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$360,298
Additional paid-in capital	355,595,802
Net unrealized depreciation on investments (note 4)	(3,031,773)
Accumulated net realized loss on investments	(1,856,338)
Undistributed net investment income	99,809
$351,167,798
CLASS A
Net Assets	$212,495,907
Capital shares outstanding	21,811,066
Net asset value and redemption price per share	$9.74
Maximum offering price per share (100/96 of $9.74 adjusted to nearest cent)	$10.15
CLASS C
Net Assets	$82,513,172
Capital shares outstanding	8,472,644
Net asset value and offering price per share	$9.74
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$9.74 *
CLASS Y
Net Assets	$56,158,719
Capital shares outstanding	5,746,064
Net asset value, offering and redemption price per share	$9.77

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2011

Investment Income:

Interest income		$19,268,639
Other income		147,764
		19,416,403

Expenses:

Management fee (note 3)	$1,887,451
Distribution and service fees (note 3)	1,360,209
Transfer and shareholder servicing agent fees	169,830
Trustees’ fees and expenses (note 7)	150,757
Legal fees (note 3)	74,997
Shareholders’ reports and proxy statements	55,825
Custodian fees (note 6)	37,761
Registration fees and dues	28,204
Fund accounting fees	26,115
Auditing and tax fees	24,500
Insurance	18,865
Chief compliance officer (note 3)	3,951
Miscellaneous	43,033
Total expenses	3,881,498

Management fee waived (note 3)	(134,194)
Expenses paid indirectly (note 6)	(720)
Net expenses		3,746,584
Net investment income		15,669,819

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from securities transactions	616,769
Change in unrealized appreciation on investments	(4,341,103)

Net realized and unrealized gain (loss) on investments		(3,724,334)
Net change in net assets resulting from operations		$11,945,485

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2011	June 30, 2010
OPERATIONS:
Net investment income	$15,669,819	$13,860,888
Net realized gain (loss) from securities transactions	616,769	(399,630)
Change in unrealized appreciation on investments	(4,341,103)	14,709,500
Change in net assets from operations	11,945,485	28,170,758

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(10,072,186)	(9,086,598)

Class C Shares:
Net investment income	(3,272,455)	(2,687,486)

Class Y Shares:
Net investment income	(2,727,358)	(2,569,764)
Change in net assets from distributions	(16,071,999)	(14,343,848)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold	90,761,022	150,086,891
Reinvested dividends and distributions	9,574,958	8,227,994
Cost of shares redeemed	(124,122,693)	(52,838,125)
Change in net assets from capital share transactions	(23,786,713)	105,476,760

Change in net assets	(27,913,227)	119,303,670

NET ASSETS:
Beginning of period	379,081,025	259,777,355

End of period*	$351,167,798	$379,081,025

* Includes undistributed net investment income, respectively, of:	$99,809	$113,102

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011

1. Organization
     Tax-Free Fund For Utah (the “Fund”), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds*	341,092,733
Level 3 – Significant Unobservable Inputs	—
Total	$341,092,733

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis.  Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount. In connection with certain bonds, fee income is recognized by the Fund on a daily basis over the life of the bonds.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2008-2010) or expected to be taken in the Fund’s 2011 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Accounting pronouncements: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these updates and amendments may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund’s net assets.

     For the year ended June 30, 2011, the Fund incurred management fees of $1,887,451 of which $134,194 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period November 1, 2010 through October 31, 2011 so that total Fund expenses will not exceed 0.84% for Class A Shares, 1.64% for Class C Shares, 1.00% for Class I Shares (none of which are currently outstanding) or 0.64% for Class Y Shares. A similar contractual undertaking is expected to be in place through the period ended October 31, 2012.

     On January 7, 2011, the Securities and Exchange Commission announced a settlement with two former portfolio managers of the Fund concerning fees paid by the issuers of certain bonds held by the Fund, that among other things requires them to pay a total of $589,578 in disgorgement and prejudgment interest to the Fund over a one-year period. As of June 30, 2011, the Fund had received $450,907 of the disgorgement and prejudgment interest. This settlement supercedes the prior agreement of the Manager to pay the Fund $520,626 in installments (with interest) over a maximum period of 58 months, under which the Manager had paid $160,000 to the Fund.

     On February 24, 2011, the Fund’s Board of Trustees determined to eliminate the remaining receivable from Manager ($388,510) and to record the remaining disgorgement and prejudgment interest receivable ($184,894) and related income receivable ($41,068) from the settlement. In addition, it was determined that the $160,000 that had been paid by the Manager to the Fund would be returned to the Manager, over time, from the receipt of the settlement proceeds.

     On July 15, 2011 the Fund received an additional $46,223 which reduced the receivable for disgorgement and prejudgment interest and this in turn was paid to the Manager.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the year ended June 30, 2011, distribution fees on Class A Shares amounted to $455,855, of which the Distributor retained $11,369.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the year ended June 30, 2011, amounted to $678,266. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the year ended June 30, 2011 amounted to $226,088. The total of these payments with respect to Class C Shares amounted to $904,354, of which the Distributor retained $145,401.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares.Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Utah, with the bulk of any sales commissions inuring to such intermediaries. For the year ended June 30, 2011, total commissions on sales of Class A Shares amounted to $582,314, of which the Distributor received $48,518.

c) Other Related Party Transactions:

     On June 1, 2011, Bingham McCutchen LLP replaced Butzel Long PC (“Butzel”) as counsel to the Fund. During the period July 1, 2010 to May 31, 2011, the Fund incurred $73,610 of legal fees allocable to Butzel for legal services in conjunction with the Fund’s ongoing operations. During this period, the Fund’s former Secretary was Of Counsel to Butzel.

4. Purchases and Sales of Securities

     During the year ended June 30, 2011, purchases of securities and proceeds from the sales of securities aggregated $92,794,305 and $116,817,041, respectively.

     At June 30, 2011, the aggregate tax cost for all securities was $344,024,697. At June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $4,350,396 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $7,282,360, for a net unrealized depreciation of $2,931,964.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

5. Portfolio Orientation

     At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At June 30, 2011, the Fund had 57% of its net assets invested in municipal obligations of issuers within Utah. The Fund is also permitted to invest in tax-free municipal obligations of non-Utah-based issuers that are exempt from regular Federal income taxes and, pursuant to an administrative determination of the Utah State Tax Commission issued under statutory authority, the interest on which is currently exempt from Utah individual income taxes. Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Trustees’ Fees and Expenses

     At June 30, 2011 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended June 30, 2011 was $120,162. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended June 30, 2011, such meeting-related expenses amounted to $30,595.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

8. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Year Ended		Year Ended
	June 30, 2011		June 30, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	4,193,949	$40,949,761	7,149,305	$69,395,703
Reinvested distributions	611,153	5,947,989	548,556	5,317,855
Cost of shares redeemed	(6,624,373)	(63,577,122)	(1,848,427)	(17,947,629)
Net change	(1,819,271)	(16,679,372)	5,849,434	56,765,929
Class C Shares:
Proceeds from shares sold	2,478,584	24,310,498	4,867,236	47,110,413
Reinvested distributions	218,150	2,120,788	172,660	1,674,970
Cost of shares redeemed	(3,292,796)	(31,692,159)	(1,290,599)	(12,533,140)
Net change	(596,062)	(5,260,873)	3,749,297	36,252,243
Class Y Shares:
Proceeds from shares sold	2,605,011	25,500,763	3,464,650	33,580,775
Reinvested distributions	154,518	1,506,181	126,866	1,235,169
Cost of shares redeemed	(2,990,607)	(28,853,412)	(2,295,938)	(22,357,356)
Net change	(231,078)	(1,846,468)	1,295,578	12,458,588
Total transactions in Fund
shares	(2,646,411)	$(23,786,713)	10,894,309	$105,476,760

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011
10. Income Tax Information and Distributions

The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. In this regard, the Fund increased undistributed net investment income in the amount of $388,887 and decreased additional paid-in capital in the amount of $388,887 at June 30, 2011. These adjustments had no impact on the Fund’s aggregate net assets at June 30, 2011. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

At June 30, 2011, the Fund had a capital loss carryover of $1,856,338 of which $402,073 expires in 2017 and $1,454,265 expires in 2018. Carryovers are available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

The tax character of distributions:

	Year Ended June 30,
	2011	2010
Net tax-exempt income	$15,590,252	$13,804,462
Ordinary income	481,747	539,386
	$16,071,999	$14,343,848

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$168,913
Accumulated net realized loss	(1,856,338)
Unrealized depreciation	(2,931,964)
Other temporary differences	(168,913)
$(4,788,302)

The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

11. Tax Information

     The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted on December 22, 2010. The Modernization Act amends several tax provisions impacting mutual funds. In general, the amendments are effective for fiscal years after enactment. The Modernization Act provides several benefits, including the unlimited carryover of future capital losses versus the prior eight year limitation. Relevant information regarding the impact of the Modernization Act, if any, will be contained within the Federal Tax Status of Distributions section of the financial statements for the fiscal year ending June 30, 2012.

12. Ongoing Development

     The three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only a few are now deemed to be investment grade. Thus, while certain bonds still have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended June 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.80	$9.35	$9.73	$9.91	$9.87
Income (loss) from investment operations:
Net investment income	0 .42 (1)	0.43 (1)	0.44 (1)	0.41 (1)	0.40 (2)
Net gain (loss) on securities (both realized and unrealized)	(0.05)	0.47	(0.37)	(0.17)	0.05
Total from investment operations	0.37	0.90	0.07	0.24	0.45
Less distributions (note 10):
Dividends from net investment income	(0.43)	(0.45)	(0.45)	(0.42)	(0.41)
Distributions from capital gains	–	–	–
Total distributions	(0.43)	(0.45)	(0.45)	(0.42)	(0.41)
Net asset value, end of period	$9.74	$9.80	$9.35	$9.73	$9.91
Total return (not reflecting sales charge)	3.87%	9.74%	0.91%	2.45%	4.60%
Ratios/supplemental data
Net assets, end of period (in millions)	$212	$232	$166	$158	$149
Ratio of expenses to average net assets	0.83%	0.80%	0.75%	0.63%	0.68%
Ratio of net investment income to average
net assets	4.31%	4.43%	4.80%	4.09%	3.89%
Portfolio turnover rate	25.16%	8.70%	24.64%	18.83%	17.36%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.87%	0.87%	0.87%	0 90%.	0.96%
Ratio of net investment income to average net assets	4.28%	4.37%	4.68%	3.82%.	3.61%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.83%	0.80%	0.74%	0.61%	0.66%
____________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C										Class Y
	Year Ended June 30,										Year Ended June 30,
	2011		2010		2009		2008		2007		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.79		$9.34		$9.72		$9.91		$9.87		$9.83	$9.38	$9.76	$9.94	$9.90
Income (loss) from investment operations:
Net investment income	0.34	(1)	0.35	(1)	0.37	(1)	0.33	(1)	0.32	(2)	0.44 (1)	0.45 (1)	0.46 (1)	0.43 (1)	0.41 (2)
Net gain (loss) on securities (both
realized and unrealized)	(0.04)		0.47		(0.37)		(0.18)		0.05		(0.05)	0.47	(0.37)	(0.17)	0.07
Total from investment operations	0.30		0.82		–		0.15		0.37		0.39	0.92	0.09	0.26	0.48
Less distributions (note 10):
Dividends from net investment income	(0.35)		(0.37)		(0.38)		(0.34)		(0.33)		(0.45)	(0.47)	(0.47)	(0.44)	(0.44)
Distributions from capital gains	–		–		–		–		–		–	–	–	–	–
Total distributions	(0. 35)		(0.37)		(0.38)		(0.34)		(0.33)		(0.45)	(0.47)	(0.47)	(0.44)	(0.44)
Net asset value, end of period	$9.74		$9.79		$9.34		$9.72		$9.91		$9.77	$9.83	$9.38	$9.76	$9.94
Total return	3.15	%(3)	8.87	%(3)	0.10	%(3)	1.53	%(3)	3.77	%(3)	4.08%	9.94%	1.13%	2.67%	4.80%
Ratios/supplemental data
Net assets, end of period (in millions)	$83		$89		$50		$32		$31		$56	$59	$44	$49	$47
Ratio of expenses to average net assets	1.63%		1.60%		1.55%		1.43%		1.48%		0.63%	0.60%	0.55%	0.43%	0.48%
Ratio of net investment income to
average net assets	3.51%		3.60%		3.99%		3.29%		3.10%		4.51%	4.64%	5.00%	4.29%	4.09%
Portfolio turnover rate	25.16%		8.70%		24.64%		18.83%		17.36%		25.16%	8.70%	24.64%	18.83%	17.36%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.67%		1.66%		1.67%		1.70%		1.76%		0.67%	0.67%	0.67%	0.70%	0.76%
Ratio of net investment income to
average net assets	3.48%		3.54%		3.88%		3.02%		2.81%		4.47%	4.57%	4.88%	4.02%	3.81%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.63%		1.60%		1.54%		1.42%		1.46%		0.63%	0.60%	0.54%	0.42%	0.46%
____________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Not reflecting CDSC.
See accompanying notes to financial statements

Additional Information (unaudited)

Trustees (1) and Officers

Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Interested Trustee(4)

Diana P. Herrmann New York, NY (02/25/58)	Trustee since 1997 and President since 1998
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder of the Aquila Group of Funds(5) and parent of Aquila Investment Management LLC, Manager since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Manager; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the trade organization for the U.S. mutual fund industry which is dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
			12	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009 and since 2010)

			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Non-interested Trustee

Gary C. Cornia Orem, UT (06/24/48)	Chair of the Board of Trustees since 2005 and Trustee since 1993	Dean, Marriott School of Management, Brigham Young University, since 2008; Director, Romney Institute of Public Management, Marriott School of Management, 2004-2008; Professor, Marriott School of Management, 1980-present; Past President, National Tax Association; Fellow, Lincoln Institute of Land Policy, 2002-present; Associate Dean, Marriott School of Management, Brigham Young University, 1991-2000; member, Utah Governor’s Tax Review Committee, 1993-2009.	5	Lincoln Institute of Land Policy, Cambridge, MA; Utah Foundation, Salt Lake City , UT

Tucker Hart Adams Colorado Springs, CO (01/11/38)	Trustee since 2006	Senior Partner, Summit Economics, since 2010; President, The Adams Group, an economic consulting firm, 1989-2010; formerly Chief Economist, United Banks of Colorado; currently or formerly active with numerous professional and community organizations.	4
Trustee, Colorado Health Facilities Authority; advisory board, Griffis/Blessings, Inc. (commercial property development and management); advisory board, Kachi Partners (middle market buyouts); formerly Director, Touch America and Mortgage Analysis Computer Corp.

Ernest Calderón Phoenix, AZ (10/24/57)	Trustee since 2010	Founder, Calderón Law Offices, since 2004; Equity Partner, Jennings, Strouss & Salmon, PLC, 1992-2004; member, Arizona Board of Regents since 2003 and member of Governor Janice Brewer’s Transition Team since 2009; Past President, Grand Canyon Council of Boy Scouts of America; Past President, State Bar of Arizona, 2003-2004; member, American Law Institute.	3	None

			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Thomas A. Christopher Danville, KY (12/19/47)	Trustee since 2006	Senior partner of Robinson, Hughes & Christopher, C.P.A.s, P.S.C., since 1977; President, A Good Place for Fun, Inc., a sports facility, since 1987; Director, Sunrise Children’s Services Inc. (2010); currently or formerly active with various professional and community organizations.	5	None

Grady Gammage, Jr. Phoenix, AZ (10/01/51)	Trustee since 2010	Founding partner, Gammage & Burnham, PLC, a law firm, Phoenix, Arizona, since 1983; director, Central Arizona Water Conservation District, 1992-2004; director, Arizona State University Foundation since 1998; Senior Fellow, Morrison Institute for Public Policy; active with Urban Land Institute.	4	None

Lyle W. Hillyard Logan, UT (09/25/40)	Trustee since 2003	President of the law firm of Hillyard, Anderson & Olsen, Logan, Utah, since 1967; member of Utah Senate, 1985 to present, in the following positions: President, 2000, Senate Majority Leader, 1999-2000, Assistant Majority Whip, 1995-1998; served as Chairman of the following Utah Senate Committees: Tax and Revenue, Senate Judiciary Standing, Joint Executive Appropriations, and Senate Rules; currently serves as Co-Chair, Joint Executive Appropriations.	3	None

Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

John C. Lucking Phoenix, AZ (05/20/43)	Trustee since 2004	President, Econ-Linc, an economic consulting firm, since 1995; formerly Consulting Economist, Bank One Arizona and Chief Economist, Valley National Bank; member, Arizona’s Joint Legislative Budget Committee Economic Advisory Panel and the Western Blue Chip Economic Forecast Panel; Board member, Northern Arizona University Foundation since 1997; member, various historical, civic and economic associations.	3	Formerly Director, Sanu Resources

Anne J. Mills Scottsdale, AZ (12/23/38)	Trustee since 1994	President, Loring Consulting Company since 2001; Vice President for Business Management and CFO, Ottawa University, 1992-2001, 2006-2008; IBM Corporation, 1965-1991; currently active with various charitable, educational and religious organizations.	5	None

The specific experience, qualifications, attributes or skills that led to the conclusion that the nominees should serve as Trustees of the Fund at this time in the light of the Fund’s business and structure, in addition to those listed above, were as follows.

Diana P. Herrmann:	More than 20 years of experience in mutual fund management.

Gary C. Cornia:	Experienced educator in business and finance.

Tucker Hart Adams:	Experienced economist.

Ernest Calderón:	Lawyer, active in public affairs in the state and region.

Thomas A. Christopher:	Experienced trustee of mutual funds, knowledgeable about financial matters.

Grady Gammage, Jr.:	Lawyer, educator, active in land use, water issues and other public affairs in the state and region.

Lyle W. Hillyard:	Lawyer, experienced legislator in region.

John C. Lucking:	Experienced economist in the state and region.

Anne J. Mills:	Extensive financial and management experience; knowledgeable about operation and governance of mutual funds.

References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Positions
Held with
Fund and
Name, Address(1)	Length of
and Date of Birth	Service(2)	Principal Occupation(s) During Past 5 Years(3)

Chairman Emeritus(6)

Lacy B. Herrmann New York, NY (05/12/29)	Founder and Chairman Emeritus since 2005; Chairman of the Board of Trustees 1992-2005
Founder and Chairman of the Board, Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser to each since 2004; Founder and Chairman Emeritus of each fund in the Aquila Group of Funds; previously Chairman and a Trustee of each fund in the Aquila Group of Funds since its establishment until 2004 or 2005; Director of the Distributor since 1981 and formerly Vice President or Secretary, 1981-1998; Director or trustee, Premier VIT, 1994-2009; Director or trustee of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, Oppenheimer Midcap Fund, 1987-2009, and Oppenheimer Rochester Group of Funds, 1995-2009; Trustee Emeritus, Brown University and the Hopkins School; active in university, school and charitable organizations.

Officers

Charles E. Childs, III New York, NY (04/01/57)	Executive Vice President since 2003 and Secretary since 2011
Executive Vice President of all funds in the Aquila Group of Funds and the Manager and the Manager’s parent since 2003; Chief Operating Officer of the Manager and the Manager’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Manager’s parent since 1987; Senior Vice President, Vice President or Assistant Vice President of the Aquila Money-Market Funds, 1988-2003.

Marie E. Aro Denver, CO (02/10/55)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Vice President, 1993-1997; Senior Vice President, Aquila Three Peaks Opportunity Growth Fund since 2004; Senior Vice President, Tax-Free Trust of Arizona since 2010 and Vice President, 2004-2010; Senior Vice President, Aquila Three Peaks High Income Fund since 2006; Senior Vice President, Hawaiian Tax-Free Trust, Tax-Free Fund For Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Oregon, Churchill Tax-Free Fund of Kentucky and Narragansett Insured Tax-Free Income Fund since 2010; Vice President, INVESCO Funds Group, 1998-2003.

Positions
Held with
Fund and
Name, Address(1)	Length of
and Date of Birth	Service(2)	Principal Occupation(s) During Past 5 Years(3)

Paul G. O’Brien Charlotte, NC (11/28/59)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Managing Director, 2009-2010; Senior Vice President of Aquila Three Peaks Opportunity Growth Fund, Aquila Three Peaks High Income Fund, and each of the Aquila Municipal Bond Funds since 2010; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

Todd W. Curtis Phoenix, AZ (06/08/49)	Vice President since 2009
Senior Vice President and Portfolio Manager, Tax-Free Trust of Arizona, since August 2004; Vice President and Portfolio Manager, Churchill Tax-Free Fund of Kentucky, since 2009, backup portfolio manager, 2004-2009; Vice President and Portfolio Manager, Tax-Free Fund For Utah, since 2009; Vice President and Portfolio Manager, Banc One Investment Advisors, Inc. and its predecessors, 1981-2004.

James T. Thompson Bountiful, UT (03/17/55)	Vice President since 2009
Vice President and Co-Portfolio Manager, Tax-Free Fund For Utah, since 2009; Assistant Vice President and Backup Portfolio Manager, Tax-Free Trust of Arizona and Churchill Tax-Free Fund of Kentucky, since 2009; Senior Vice President, First Security Bank/Wells Fargo Brokerage Services LLC, Salt Lake City, UT, 1991-2009.

M. Kayleen Willis Salt Lake City, UT (06/11/63)	Vice President since 2003	Vice President, Tax-Free Fund For Utah since September 2003, Assistant Vice President, 2002-2003; Vice President, Aquila Three Peaks Opportunity Growth Fund, since 2004.

Amy L. Rydalch Oakley, UT (11/16/70)	Assistant Vice President since 2010	Assistant Vice President since 2010, independent credit analyst, 2001-2009, for Tax-Free Fund For Utah.

Robert S. Driessen New York, NY (10/12/47)	Chief Compliance Officer since 2009
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Manager and the Distributor since December 2009; Vice President, Chief Compliance Officer, Curian Capital, LLC, 2004-2008; Vice President, Chief Compliance Officer, Phoenix Investment Partners, Ltd., 1999- 2004; Vice President, Risk Liaison, Corporate Compliance, Bank of America, 1996-1999; Vice President, Securities Compliance, Prudential Insurance Company of America, 1993-1996; various positions to Branch Chief, U.S. Securities and Exchange Commission, 1972-1993.

Positions
Held with
Fund and
Name, Address(1)	Length of
and Date of Birth	Service(2)	Principal Occupation(s) During Past 5 Years(3)

Joseph P. DiMaggio New York, NY (11/06/56)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.

Yolonda S. Reynolds New York, NY (04/23/60)	Assistant Treasurer since 2010	Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIAA - CREF, 2007; Sr. Fund Accountant, JP Morgan Chase, 2003-2006.

Lori A. Vindigni New York, NY (11/02/66)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Manager or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

John M. Herndon New York, NY (12/17/39)	Assistant Secretary since 1995
Assistant Secretary of each fund in the Aquila Group of Funds since 1995 and Vice President of the three Aquila Money-Market Funds since 1990; Vice President of the Manager or its predecessor and current parent since 1990.

_________________
(1) The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2) The mailing address of each Trustee and officer is c/o Tax-Free Fund For Utah, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager’s corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust, each of which is a money-market fund, are called the “Aquila Money-Market Funds”; Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett Insured Tax-Free Income Fund (Rhode Island) and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the “Aquila Group of Funds.” (6) The Chairman Emeritus may attend Board meetings but has no voting power.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended June 30, 2011

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	4.38%	$1,000.00	$1,043.80	$4.26
Class C	4.08%	$1,000.00	$1,040.80	$8.30
Class Y	4.48%	$1,000.00	$1,044.80	$3.24

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.84%, 1.64% and 0.64% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2011

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.63	$4.21
Class C	5.00%	$1,000.00	$1,016.66	$8.20
Class Y	5.00%	$1,000.00	$1,021.62	$3.21

(1)
Expenses are equal to the annualized expense ratio of 0.84%, 1.64% and 0.64% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the fiscal year ended June 30, 2011, $15,590,252 of dividends paid by Tax-Free Fund For Utah, constituting 97% of total dividends paid during the fiscal year ended June 30, 2011, were exempt-interest dividends, and the balance was ordinary dividend income.

     Prior to February 15, 2011, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2010 calendar year.

     Prior to February 15, 2012, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2011 calendar year.

PRIVACY NOTICE (unaudited)

Tax-Free Fund For Utah

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

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Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Gary C. Cornia, Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking
Anne J. Mills

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President and Co-Portfolio Manager
James T. Thompson, Vice President and Co-Portfolio Manager
M. Kayleen Willis, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $15,400 in 2010 and $19,600 in 2011.

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee.  The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities.  The Board believes that its current membership satisfies those criteria.  It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility.  The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $15,400 in 2010 and $18,200 in 2011.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,200 and $3,400 in 2010 and 2011, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:	/s/ Diana P. Herrmann
President and Trustee September 9, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer September 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 And the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee September 9, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 9, 2011

TAX-FREE FUND FOR UTAH

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.